RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	2021	2022	2023
	S$	S$	S$

Transactions with related parties:

Research income from associate	50,205	207,206	183,518
Purchase from associate	2,499	7,360	647
Service fee paid to directors	11,660	11,268	3,529
Amount due to a director	1,265	1,265	-

Balances with related parties:

Trade payables to associate	1,102	-	-
Trade receivable from associate	-	-	4,739

SCHEDULE OF REMUNERATION OF DIRECTORS AND KEY MANAGEMENT PERSONNEL

The remuneration of directors and key management personnel during the year were as follows:

	2021	2022	2023
	S$	S$	S$

Wages and salaries	272,507	290,070	410,699
Defined contribution plans	37,285	39,122	46,762
Other short-term benefits	3,358	3,414	7,028
Total	313,150	332,606	464,489

Analyzed by:
Directors of the Company	-	-	233,282
Other key management personnel	313,150	332,606	231,207
Total	313,150	332,606	464,489